Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

21.Leases

The Company leases land, buildings and improvements, machinery and equipment, as well as IT- and office equipment under various lease agreements.

Leasing in the consolidated statements of income

The following table shows the effects from lease agreements on the consolidated statements of income for the year ended December 31, 2022, 2021 and 2020:

Leasing in the consolidated statements of income
in € THOUS
	2022	2021	2020
Depreciation on right-of-use assets	746,471	690,476	703,999
Impairments on right-of-use assets	27,646	18,696	3,496
Expenses relating to short-term leases	52,420	44,923	49,532
Expenses relating to leases of low-value assets	17,421	23,177	27,359
Expenses relating to variable lease payments	13,803	12,158	12,442
Income from subleasing right-of-use assets	3,340	3,119	4,165
Interest expense on lease liabilities	151,317	143,160	159,148

For information regarding leases with related parties, see note 5 b).

Leases in the consolidated balance sheets

At December 31, 2022 and 2021, the acquisition costs and the accumulated depreciation of right-of-use assets consisted of the following:

Acquisition costs
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2022	translation	group	Additions	Reclassifications	Disposals	2022

Right-of-use assets: Land	38,094	283	—	1,922	—	(1,419)	38,880
Right-of-use assets: Buildings and improvements	5,952,476	261,708	(15,928)	492,086	(4,122)	(75,814)	6,610,406
Right-of-use assets: Machinery and equipment	389,894	21,241	—	37,508	(43,747)	(73,996)	330,900
Right-of-use assets	6,380,464	283,232	(15,928)	531,516	(47,869)	(151,229)	6,980,186

Acquisition costs
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2021	translation	group	Additions	Reclassifications	Disposals	2021

Right-of-use assets: Land	34,510	782	20	4,917	—	(2,135)	38,094
Right-of-use assets: Buildings and improvements	5,017,785	346,627	40,808	614,918	1,266	(68,928)	5,952,476
Right-of-use assets: Machinery and equipment	390,902	27,947	(587)	31,561	(48,975)	(10,954)	389,894
Right-of-use assets	5,443,197	375,356	40,241	651,396	(47,709)	(82,017)	6,380,464

Depreciation
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2022	translation	group	Additions	loss	Reclassifications	Disposals	2022

Right-of-use assets: Land	11,344	5	—	4,374	217	—	(1,199)	14,741
Right-of-use assets: Buildings and improvements	1,804,045	71,885	(6,300)	684,277	27,249	251	(47,771)	2,533,636
Right-of-use assets: Machinery and equipment	248,635	13,076	—	57,820	180	(3,465)	(71,563)	244,683
Right-of-use assets	2,064,024	84,966	(6,300)	746,471	27,646	(3,214)	(120,533)	2,793,060

Depreciation
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2021	translation	group	Additions	loss	Reclassifications	Disposals	2021

Right-of-use assets: Land	8,106	222	6	4,149	3	—	(1,142)	11,344
Right-of-use assets: Buildings and improvements	1,120,019	93,757	(2,170)	613,994	17,621	477	(39,653)	1,804,045
Right-of-use assets: Machinery and equipment	185,184	15,456	(214)	72,333	1,072	(15,720)	(9,476)	248,635
Right-of-use assets	1,313,309	109,435	(2,378)	690,476	18,696	(15,243)	(50,271)	2,064,024

Book value
in € THOUS
	December 31,	December 31,
	2022	2021
Right-of-use assets: Land	24,139	26,750
Right-of-use assets: Buildings and improvements	4,076,770	4,148,431
Right-of-use assets: Machinery and equipment	86,217	141,259
Right-of-use assets	4,187,126	4,316,440

Depreciation expense is allocated within costs of revenue, selling, general and administrative and research and development expenses depending upon the area in which the asset is used.

Impairment losses are allocated within costs of revenue and selling, general and administrative expense, depending upon the area in which the asset is used.

For a maturity analysis of lease liabilities see note 23.

Leasing in the consolidated statements of cash flows

Total cash outflows from leases were €1,013,913 for the year ended December 31, 2022 (December 31, 2021 and 2020: €921,988 and €951,066, respectively).

Leases that the Company entered into as a lessee that have not yet begun as of December 31, 2022 will result in future cash outflows of €133,367 (December 31, 2021 and 2020: €118,929 and €123,679, respectively).

Potential future cash outflows resulting from purchase options of €16,548 were not reflected in the measurement of the lease liabilities as of December 31, 2022, as the exercise of the respective options is not reasonably certain (December 31, 2021 and 2020: €30,309 and €41,215, respectively).

Potential future cash outflows resulting from extension options of €7,547,505 were not reflected in the measurement of the lease liabilities as of December 31, 2022, as the exercise of the respective options is not reasonably certain (December 31, 2021 and 2020: €7,229,433 and €6,407,955, respectively). The major part of these potential future cash outflows relates to extension options in real estate lease agreements, primarily for dialysis clinics in the North America Segment. Individual lease agreements include multiple extension options. The Company uses extension options to obtain a high degree of flexibility in performing its business. These extension options held are exercisable solely by the Company.

Potential future cash outflows resulting from termination options of €3,338 were not reflected in the measurement of the lease liabilities as of December 31, 2022, as the exercise of the respective options is not reasonably certain (December 31, 2021 and 2020: €3,095 and €3,374, respectively).

For additional information regarding residual value guarantees in certain lease contracts, see note 22.